CONVERTIBLE SENIOR NOTE (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Amortization of the debt discount			$ 36,297
Total interest expense recognized	895,056	693,282	262,758
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest expense at coupon rate			26,730
Amortization of the debt discount			36,297
Total interest expense recognized			$ 63,027